Supplemental Information	12 Months Ended
Dec. 31, 2012
Nature of Operations and Supplemental Information [Abstract]
Supplemental Information

Note 22: Supplemental Information

The operations and key financial measures and financial analysis differ significantly for manufacturing and distribution businesses and financial services businesses; therefore, management believes that certain supplemental disclosures are important in understanding the consolidated operations and financial results of CNH. In addition, CNH’s principal competitors present supplemental data on a similar basis. Therefore, users of CNH’s consolidated financial statements can use the supplemental data to make meaningful comparisons of CNH and its principal competitors. This supplemental information does not purport to represent the operations of each group as if each group were to operate on a standalone basis. For example, Equipment Operations presents the cost of “interest free” periods for wholesale receivables as Interest Compensation to Financial Services, and not as a reduction of sales in their Statements of Operations. This supplemental data is as follows:

Equipment Operations—The financial information captioned “Equipment Operations” reflects the consolidation of all majority-owned subsidiaries except for CNH’s Financial Services business. CNH’s Financial Services business has been included using the equity method of accounting whereby the net income and net assets of CNH’s Financial Services business are reflected, respectively, in “Equity in income of unconsolidated subsidiaries and affiliates—Financial Services” in the accompanying consolidated statements of operations, and in “Investment in Financial Services” in the accompanying consolidated balance sheets.

Financial Services—The financial information captioned “Financial Services” reflects the consolidation or combination of CNH’s Financial Services business including allocation of assets and liabilities to the business.

All significant intercompany transactions, including activity within and between “Equipment Operations” and “Financial Services,” have been eliminated in deriving the consolidated financial statements and data. Intersegment notes receivable, intersegment long-term notes receivable, intersegment short-term debt and intersegment long-term debt represent intersegment financing between Equipment Operations and Financial Services. Accounts and notes receivable, net and accounts payable include operational intersegment amounts between Equipment Operations and Financial Services. Equipment Operations sells a significant portion of its receivables to Financial Services. These intercompany cash flows are eliminated in the consolidated cash flows.

	Statements of Operations
	Equipment Operations			Financial Services
	2012	2011	2010	2012	2011	2010
	(in millions, except per share data)
Revenues:
Net sales	$19,427	$18,059	$14,474	$—	$—	$—
Finance and interest income	148	172	154	1,307	1,387	1,395

	19,575	18,231	14,628	1,307	1,387	1,395

Costs and Expenses:
Cost of goods sold	15,566	14,626	11,891	—	—	—
Selling, general and administrative	1,535	1,442	1,243	275	401	455
Research, development and engineering	652	526	451	—	—	—
Restructuring	2	—	16	—	—	—
Interest expense—Fiat Industrial subsidiaries	8	7	—	14	27	—
Interest expense—Fiat S.p.A. subsidiaries	—	—	43	—	—	69
Interest expense—other	322	379	352	468	520	543
Interest compensation to Financial Services	298	286	238	—	—	—
Other, net	172	140	191	118	113	115

	18,555	17,406	14,425	875	1,061	1,182

Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,020	825	203	432	326	213
Income tax provision	279	230	12	144	113	65
Equity in income of unconsolidated subsidiaries and affiliates:
Financial Services	301	225	159	13	12	11
Equipment Operations	91	104	88	—	—	—

Net income	1,133	924	438	301	225	159
Net loss attributable to noncontrolling interests	(9)	(15)	(14)	—	—	—

Net income attributable to CNH Global N.V.	$1,142	$939	$452	$301	$225	$159

	Balance Sheets
	Equipment Operations		Financial Services
	2012	2011	2012	2011
	(in millions, except share data)
ASSETS
Current Assets:
Cash and cash equivalents	$827	$1,251	$1,181	$804
Restricted cash	—	—	885	941
Deposits in Fiat Industrial subsidiaries’ cash management pools	4,005	3,980	227	136
Accounts and notes receivable, net	806	880	9,176	8,406
Intersegment notes receivable	1,922	1,394	—	95
Inventories, net	3,734	3,662	—	—
Deferred income taxes	507	429	152	216
Prepayments and other	541	933	19	80

Total current assets	12,342	12,529	11,640	10,678

Long-term receivables	18	14	6,636	5,666
Intersegment long-term notes receivable	554	599	554	598
Property, plant and equipment, net	2,218	1,934	2	2
Investments in unconsolidated subsidiaries and affiliates	244	423	101	83
Investment in Financial Services	2,318	2,045	—	—
Equipment on operating leases, net	—	7	767	659
Goodwill	2,263	2,261	153	152
Other intangible assets, net	646	665	7	6
Other assets	642	703	137	275

Total	$21,245	$21,180	$19,997	$18,119

LIABILITIES AND EQUITY
Current Liabilities:
Current maturities of long-term debt—Fiat Industrial subsidiaries	$—	$65	$22	$156
Current maturities of long-term debt—other	1,275	617	2,835	3,574
Short-term debt—Fiat Industrial subsidiaries	102	80	211	245
Short-term debt—other	259	64	3,225	3,683
Intersegment short-term debt and current maturities of intersegment long-term debt	—	95	1,922	1,394
Accounts payable	2,932	3,219	351	199
Accrued liabilities	3,384	3,564	351	368

Total current liabilities	7,952	7,704	8,917	9,619

Long-term debt—Fiat Industrial subsidiaries	19	—	3	93
Long-term debt—other	2,079	2,974	8,033	5,559
Intersegment long-term debt	554	598	554	599
Pension, postretirement and other postemployment benefits	1,813	1,699	13	14
Other liabilities	188	277	158	189
Redeemable Noncontrolling Interest	7	5	—	—
Equity:
Preference shares, $1.00 par value; authorized and issued 74,800,000 shares in 2012 and 2011	—	—	36	35
Common shares, €2.25 par value; authorized 188,133,963 shares in 2012 and 400,000,000 shares in 2011, issued 30,624,076 shares in 2012 and 239,871,221 shares in 2011	77	603	156	156
Common shares B, €2.25 par value; authorized and issued 211,866,037 shares in 2012	533	—	—	—
Paid-in capital	6,420	6,299	1,483	1,415
Treasury stock, 154,813 shares in 2012 and 2011, at cost	(8)	(8)	—	—
Retained earnings	315	1,597	525	291
Special reserve for common shares B	2,119	—	—	—
Accumulated other comprehensive income (loss)	(884)	(630)	118	148
Noncontrolling interests	61	62	1	1

Total equity	8,633	7,923	2,319	2,046

Total	$21,245	$21,180	$19,997	$18,119

The supplemental Equipment Operations data in these statements include Financial Services on the equity basis.

	Statements of Cash Flows
	Equipment Operations			Financial Services
	2012	2011	2010	2012	2011	2010
	(in millions)
Operating activities:
Net income	$1,133	$924	$438	$301	$225	$159
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	331	311	291	126	115	124
Deferred income tax expense (benefit)	(78)	95	(34)	13	31	6
Loss on debt extinguishment	—	—	22	—	—	—
Loss (gain) on sale (acquisition) of unconsolidated joint venture	35	(34)	—	—	—	—
Stock compensation expense	59	62	34	4	—	—
Undistributed (income) losses of unconsolidated subsidiaries	(254)	(193)	164	(6)	(4)	(5)
Changes in operating assets and liabilities:
(Increase) decrease in intersegment receivables and payables	(16)	58	37	16	(58)	(37)
(Increase) decrease in accounts and notes receivable, net	103	9	(84)	(549)	(340)	(203)
(Increase) decrease in inventories, net	(140)	(849)	323	—	—	—
(Increase) decrease in prepayments and other current assets	(133)	(307)	(201)	62	109	(154)
(Increase) decrease in other assets	72	(26)	(41)	77	(69)	62
Increase (decrease) in accounts payable	(277)	594	506	130	37	(20)
Increase (decrease) in accrued liabilities	265	590	544	56	(69)	103
Increase (decrease) in other liabilities	(83)	(56)	(154)	17	(19)	(53)
Other, net	(38)	(81)	(34)	31	24	6

Net cash provided (used) by operating activities	979	1,097	1,811	278	(18)	(12)

Investing activities:
Acquisition of businesses and investments, net of cash acquired	(71)	(64)	(30)	—	—	—
Additions to retail receivables	—	—	—	(6,361)	(5,582)	(6,662)
Collections of retail receivables	—	—	—	5,092	5,106	6,739
Proceeds from sale of assets	22	—	13	251	241	270
Proceeds from sale of businesses	61	21	32	2	—	—
Expenditures for property, plant and equipment	(556)	(408)	(301)	—	—	—
Expenditures for software	(47)	(36)	(27)	(3)	(2)	(2)
Expenditures for equipment on operating leases	(7)	(2)	—	(469)	(394)	(365)
Increase (decrease) in restricted cash	—	—	—	63	(32)	(219)
(Deposits in) withdrawals from Fiat Industrial subsidiaries’ cash management pools	32	(2,395)	—	(89)	(24)	—
(Deposits in) withdrawals from Fiat S.p.A. subsidiaries’ cash management pools	—	—	481	—	—	(19)
Other	—	—	—	8	21	24

Net cash provided (used) by investing activities	(566)	(2,884)	168	(1,506)	(666)	(234)

Financing activities:
Intersegment activity	(616)	391	254	616	(391)	(254)
Proceeds from issuance of long-term debt—Fiat Industrial subsidiaries	19	—	—	—	3	—
Proceeds from issuance of long-term debt—Fiat S.p.A. subsidiaries	—	—	72	—	—	—
Proceeds from issuance of long-term debt—other	372	502	1,930	5,351	1,975	1,367
Payment of long-term debt—Fiat Industrial subsidiaries	—	—	—	(240)	(269)	—
Payment of long-term debt—Fiat S.p.A. subsidiaries	—	—	(931)	—	—	(903)
Payment of long-term debt—other	(638)	(794)	(690)	(3,556)	(646)	(591)
Net increase (decrease) in short-term revolving credit facilities	223	20	(10)	(520)	277	701
Dividends paid	(261)	(1)	—	(68)	(85)	(397)
Other, net	84	34	1	36	(32)	20

Net cash (used) provided by financing activities	(817)	152	626	1,619	832	(57)

Effect of foreign exchange rate changes on cash and cash equivalents	(20)	(48)	39	(14)	(28)	14

Increase (decrease) in cash and cash equivalents	(424)	(1,683)	2,644	377	120	(289)
Cash and cash equivalents, beginning of year	1,251	2,934	290	804	684	973

Cash and cash equivalents, end of year	$827	$1,251	$2,934	$1,181	$804	$684

The supplemental Equipment Operations data in these statements include Financial Services on the equity basis.